Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.24650%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$784,127.13

Principal:
Principal Collections	$15,881,206.16
Prepayments in Full	$6,772,852.81
Liquidation Proceeds	$130,707.95
Recoveries	$91,481.84
Sub Total	$22,876,248.76
Collections	$23,660,375.89

Purchase Amounts:
Purchase Amounts Related to Principal	$365,823.53
Purchase Amounts Related to Interest	$1,968.90
Sub Total	$367,792.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,028,168.32

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	39
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,028,168.32
Servicing Fee	$281,836.86	$281,836.86	$0.00	$0.00	$23,746,331.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,746,331.46
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,746,331.46
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,746,331.46
Interest - Class A-3 Notes	$16,557.87	$16,557.87	$0.00	$0.00	$23,729,773.59
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$23,410,489.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,410,489.59
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$23,302,056.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,302,056.67
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$23,225,160.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,225,160.84
Regular Principal Payment	$21,604,045.02	$21,604,045.02	$0.00	$0.00	$1,621,115.82
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,621,115.82
Residual Released to Depositor	$0.00	$1,621,115.82	$0.00	$0.00	$0.00
Total		$24,028,168.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,604,045.02
Total					$21,604,045.02
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$9,885,297.72	$17.74	$16,557.87	$0.03	$9,901,855.59	$17.77
Class A-4 Notes	$11,718,747.30	$66.07	$319,284.00	$1.80	$12,038,031.30	$67.87
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$21,604,045.02	$11.71	$521,170.62	$0.28	$22,125,215.64	$11.99

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$9,885,297.72	0.0177378	$0.00	0.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$165,661,252.70	0.9339342
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$279,545,297.72	0.1514609	$257,941,252.70	0.1397556

Pool Information
Weighted Average APR	2.729%	2.732%
Weighted Average Remaining Term	25.25	24.51
Number of Receivables Outstanding	30,962	29,840
Pool Balance	$338,204,227.87	$314,893,093.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$316,458,583.00	$294,854,537.98
Pool Factor	0.1693270	0.1576560

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$20,038,555.41
Targeted Overcollateralization Amount	$56,951,840.69
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$56,951,840.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		105	$160,544.03
(Recoveries)		126	$91,481.84
Net Loss for Current Collection Period			$69,062.19
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2450%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4464%
Second Prior Collection Period			0.4206%
Prior Collection Period			0.4630%
Current Collection Period			0.2538%
Four Month Average (Current and Prior Three Collection Periods)			0.3959%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,672	$16,125,816.18
(Cumulative Recoveries)			$3,161,097.33
Cumulative Net Loss for All Collection Periods			$12,964,718.85
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6491%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,451.59
Average Net Loss for Receivables that have experienced a Realized Loss			$2,774.98

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.30%	250	$4,078,214.86
61-90 Days Delinquent	0.22%	44	$691,316.93
91-120 Days Delinquent	0.04%	7	$119,181.07
Over 120 Days Delinquent	0.26%	46	$814,555.01
Total Delinquent Receivables	1.81%	347	$5,703,267.87

Repossession Inventory:
Repossessed in the Current Collection Period		12	$251,846.98
Total Repossessed Inventory		28	$499,491.91

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3426%
Prior Collection Period			0.3068%
Current Collection Period			0.3251%
Three Month Average			0.3248%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5161%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	39

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	75	$1,107,696.17
2 Months Extended	105	$1,684,361.58
3+ Months Extended	27	$351,861.57

Total Receivables Extended	207	$3,143,919.32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer